Organization and Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Ratio
Axogen Corporation
Organization And Business Textual [Abstract]
Common stock at a ratio of one share	0.03727336
Common stock at a ratio of one option to purchase	0.03727336
Common stock issued	6,221,077
Additional common stock issued	558,267
Common stock owned	56.80%
Common stock owned by investors	3.80%
Lec Tec
Organization And Business Textual [Abstract]
Common stock owned	39.40%